Offerings - Offering: 1	Feb. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable under the 2013 Equity Incentive Plan
Amount Registered | shares	3,664,134
Proposed Maximum Offering Price per Unit	3.0375
Maximum Aggregate Offering Price	$ 11,129,807
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,537.03
Offering Note
(1)    Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional shares of common stock, par value $0.0001 per share (the “Common Stock”), which become issuable under the Registrant’s 2013 Equity Incentive Plan, as amended and restated in July 2017 (the “2013 Plan”) by reason of any stock split, stock dividend or similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(2)    Estimated in accordance with Rule 457(c) and (h) of the Securities Act for 3,664,134 shares of Common Stock reserved for future issuance under the 2013 Plan as of January 1, 2026, solely for the purpose of calculating the registration fee on the basis of $3.0375 per share, the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Market on February 17, 2026.

(3)    Represents shares of Common Stock that were automatically added to the shares reserved for issuance under the 2013 Plan on January 1, 2026, pursuant to an “evergreen” provision contained in the 2013 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2013 Plan will increase on the first day of each fiscal year beginning in 2018 in an amount equal to the lesser of (i) approximately 4.8 million shares; (ii) 4% of the outstanding shares of all classes of the Registrant’s Common Stock as of the last day of the immediately preceding fiscal year; or (iii) such other amount as the Registrant’s Board of Directors may determine.

(4)    The amount of the registration fee is calculated pursuant to Section 6(b) of the Securities Act, which currently provides that the filing fee rate shall be “$138.10 per $1 million” of the maximum aggregate price at which such securities are proposed to be offered.